SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2019 and 2018:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2019	2018	2019	2018
Core Office	$558	$519	$165	$127
Core Retail	363	—	161	117
LP Investments	1,102	1,132	70	70
Corporate	3	—	(105)	(104)
Total	$2,026	$1,651	$291	$210

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2019	2018	2019	2018
Core Office	$1,071	$1,051	$289	$260
Core Retail	742	—	328	229
LP Investments	2,280	2,219	145	155
Corporate	6	1	(213)	(206)
Total	$4,099	$3,271	$549	$438

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2019 and 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2019
Core Office	$384	$94	$4	$76	$558
Core Retail	255	69	—	39	363
LP Investments	507	77	499	19	1,102
Corporate	—	—	—	3	3
Total	$1,146	$240	$503	$137	$2,026

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2018
Core Office	$354	$126	$4	$35	$519
Core Retail	—	—	—	—	—
LP Investments	560	90	472	10	1,132
Corporate	—	—	—	—	—
Total	$914	$216	$476	$45	$1,651

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2019
Core Office	$771	$178	$6	$116	$1,071
Core Retail	518	146	—	78	742
LP Investments	1,090	157	988	45	2,280
Corporate	—	—	—	6	6
Total	$2,379	$481	$994	$245	$4,099

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2018
Core Office	$801	$179	$9	$62	$1,051
Core Retail	—	—	—	—	—
LP Investments	1,079	168	949	23	2,219
Corporate	—	—	—	1	1
Total	$1,880	$347	$958	$86	$3,271

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2019 and December 31, 2018:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Core Office	$35,379	$34,095	$16,287	$15,033
Core Retail	29,922	29,658	14,605	13,749
LP Investments	42,555	58,610	28,097	41,604
Corporate	172	157	5,123	5,394
Total	$108,028	$122,520	$64,112	$75,780

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2019 and 2018:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
FFO(1)	$291	$210	$549	$438
Depreciation and amortization of real estate assets	(70)	(66)	(139)	(131)
Fair value gains, net	(1,092)	770	(722)	1,387
Share of equity accounted income - non-FFO	618	84	645	85
Income tax expense	62	(146)	(26)	(86)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	318	(318)	153	(629)
Net income attributable to unitholders(2)	127	534	460	1,064
Non-controlling interests of others in operating subsidiaries and properties	(104)	517	276	1,010
Net income	$23	$1,051	$736	$2,074

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.